Commitments (Details)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Commitments [Abstract]
Commitment for payment	$ 4,867,131
Disclosure of other provisions [line items]
Other liabilities	847,215		$ 61,322
Repayment, maximum	400,000
Overhead repayment	$ 100,000
Annual installment of gross sales of product, percent	5.00%	5.00%
Annual installment of annual product sales	$ 100,000
BRACELET-1 collaboration agreement
Disclosure of other provisions [line items]
Other receivables		$ 1,500,000		$ 0
Other liabilities	$ 652,306			$ 0